THE CALDWELL & ORKIN FUNDS, INC.

Caldwell & Orkin Market Opportunity Fund
Supplement dated November 28, 2005 to
Prospectus dated August 29, 2005

Insert the following on page 12 - “How to Purchase Shares”:

Overnight Delivery Address:

Caldwell & Orkin Market Opportunity Fund
c/o Integrated Fund Services, Inc.
303 Broadway - Suite 1100
Cincinnati, OH 45202
(800) 467-7903

Insert the following on page 20 - Back Cover:

Transfer Agent:

Integrated Fund Services, Inc.
303 Broadway - Suite 1100
Cincinnati, OH 45202

Distributor:

IFS Fund Distributors, Inc.
303 Broadway - Suite 1100
Cincinnati, OH 45202

THE CALDWELL & ORKIN FUNDS, INC.

Caldwell & Orkin Market Opportunity Fund
Supplement dated November 28, 2005 to
Statement of Additional Information dated August 29, 2005

Insert the following on page 24 - “TRANSFER, REDEMPTION, AND DIVIDEND DISBURSING AGENT”:

Integrated Fund Services, Inc., the principal address of which is 303 Broadway, Suite 1100, Cincinnati, OH 45202, acts as the Fund's Transfer, Redemption and Dividend Disbursing Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the operating, maintenance and servicing of shareholder accounts.

Insert the following on page 25 - “DISTRIBUTOR”:

IFS Fund Distributors, Inc., the principal address of which is 303 Broadway, Suite 1100, Cincinnati, OH 45202, is the Fund’s Distributor. The Distributor is primarily responsible for the distribution of Fund shares.

Insert the following on Exhibit page 4 - “ITEM 27. PRINCIPAL UNDERWRITERS”:

b.	The following list sets forth the directors and executive officers of the Distributor. The address of the persons named below is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Insert the following on Exhibit page 4 - “ITEM 28. LOCATION OF ACCOUNTS AND RECORDS”:

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act at its principal executive offices at 6200 The Corners Parkway, Suite 150, Norcross, Georgia, 30092, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian, Bank One Trust Company, N.A., 1111 Polaris Parkway, Suite 2N, Columbus, Ohio 43240, and Transfer Agent, Integrated Fund Services, Inc., 303 Broadway, Suite 1100, Cincinnati, OH 45202.